Other Income and Expenses	12 Months Ended
Dec. 31, 2017
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Other Income and Expenses

Note 19. Other Income and Expenses

	2017		2016		2015
Gain on sale of shares (see Note 4.2)	Ps.	123	Ps.	—	Ps.	14
Gain on sale of Heineken Group shares		29,989		—		—
Gain on sale of long-lived assets		209		170		249
Sale of waste material		3		50		41
Write off-contingencies (see Note 25.5)		—		329		—
Recoveries from previous years		(35)		466		16
Insurance rebates		6		10		17
Foreign exchange gain		(4)		—		—
Consolidation of Philippines		2,830		—		—
Others		1,620		132		86

Other income	Ps.	34,741	Ps.	1,157	Ps.	423

Contingencies associated with prior acquisitions or disposals	Ps.	39	Ps.	1,582	Ps.	93
Loss on sale of equity financial assets		—		8		—
Loss on sale of other assets		148		159		—
Impairment of long-lived assets (2)		2,063		—		134
Disposal of long-lived assets (1)		451		238		416
Suppliers provisions		398		—		—
Foreign exchange losses related to operating activities		2,524		2,370		917
Non-income taxes from Colombia		636		53		30
Severance payments		363		98		285
Donations		242		203		362
Legal fees and other expenses from past acquisitions		612		241		223
Venezuela deconsolidation effect		26,123		—		—
Other		359		957		281

Other expenses	Ps.	33,958	Ps.	5,909	Ps.	2,741

(1)	Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(2)	Includes Venezuela impairment of Ps. 2,053 (see Note 3.3).